Key management personnel and director compensation: (Tables)	12 Months Ended
Dec. 31, 2024
Key Management Personnel And Director Compensation
Schedule of key management personnel and directors’ compensation

The following summarizes key management personnel and directors’ compensation for the years ended December 31, 2024 and 2023:

Year ended December 31,	2024	2023 adjusted

Compensation and benefits	$1,203	$1,405
Share-based compensation	152	197
	$1,355	$1,602

Schedule of key management personnel and directors share ownership

The following summarizes key management personnel and directors share ownership of the Company as of December 31, 2024, and 2023:

December 31,	2024	2023

Number of Class A Common shares held	6,666,507	6,496,696
Percentage of total Class A Common shares issued	12.43%	15.64%